ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions
Schedule of acquisitions

2023
Balance at the beginning of the year	54,353
Loss for the year	(1,894)
Joint Venture acquisition	-
Investment included in the consolidation (acquisition of control)	(52,459)
Balance at the end of the year	-

Schedule of financial information of the investment

		Fair value recognized on acquisition
Assets acquired	Cash and cash equivalents	138
	Other assets	687
	Property, plant and equipment (Note 11)	75,221

Liabilities assumed	Trade and other payables	761
	Other liabilities	2,954
	Loans and debentures	19,900
	Provision for mine closure and restoration	9,668
	Deferred income tax liabilities	1,137

Net assets		41,626

Schedule of Assets acquired and liabilities assumed
Fair value recognized on acquisition
ASSETS
Cash and cash equivalents	20,706
Accounts receivables	13
Value added taxes and other recoverable taxes	14,551
Inventories (a)	23,144
Other receivables and assets	6,795
Property, plant and equipment (b)	142,846
Deferred income tax assets	7,362
Assets	215,417
LIABILITIES
Trade and other payables	67,710
Other liabilities	3,186
Provision for mine closure and restoration	10,035
Other provisions	38,002
Liabilities	118,933
Total identifiable net assets at fair value	96,484

Purchase consideration transferred	96,484

(a)	The fair value of inventories acquired amounted to $23,144 at the acquisition date, based on management’s assessment of the nature and condition of the inventories, including finished goods and work in process, estimated costs to complete, and current market conditions.
(b)	The fair value of Property, plant and equipment acquired amounted to $142,846 at the acquisition date, based on management’s assessment of the physical condition of the assets, their remaining useful lives, and current market condition.